SECURITIES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments by rolling maturity, Available-for-Sale, Amortized Cost
Due after one year through five years	$ 6,998
Due after five years through ten years	1,999
Residential agency mortgage-backed	55,484
Total	64,481
Investments by rolling maturity, Available-for-Sale, Fair Value
Due after one year through five years	6,971
Due after five years through ten years	1,935
Residential agency mortgage-backed	54,898
Total	63,804	70,311
Investments by rolling maturity, Held-to-Maturity, Amortized Cost
Due after one year through five years	150
Due after five years through ten years	170
Residential agency mortgage-backed	15
Total	335	341
Investments by rolling maturity, Held-to-Maturity, Fair Value
Due after one year through five years	158
Due after five years through ten years	176
Residential agency mortgage-backed	16
Total	$ 350	$ 366